11. Property, Plant and Equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation expense	$ 2,968	$ 4,739	$ 4,686
Impairment of property, plant and equipment	17,105	12,640
Property, plant and equpment net	61,328	126,985
Property, plant and equipment derecognized	60,106
Accumulated depreciation derecognized	4,648
P V Solar Systems [Member] | Aerojet 1 [Member]
Property, plant and equpment net	8,911	9,654
P V Solar Systems [Member] | Xinte [Member]
Property, plant and equpment net	$ 22,358	$ 21,996